Parent Only Financial Statements - Condensed Balance Sheet (Parenthetical) (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Common stock, shares issued	3,978,356	3,418,237
Common stock, shares outstanding	3,978,356	3,418,237
Class X Common Stock [Member]
Common stock, shares issued	2,729,003	2,825,006
Common stock, shares outstanding	2,729,003	2,825,006